Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 23,659	$ 25,621
Restricted deposit	296
Trade accounts receivable	78	456
Inventory	2,857	1,955
Prepaid expenses and other receivables	1,240	2,290
Total current assets	28,130	30,322
NON-CURRENT ASSETS
Right of use assets	668	913
Property and equipment, net	1,356	713
Prepaid expenses and other long-term assets	34	333
Total non-current assets	2,058	1,959
TOTAL ASSETS	30,188	32,281
CURRENT LIABILITIES
Trade accounts payable	714	881
Lease liabilities	167	224
Other current liabilities	3,455	2,915
Total current liabilities	4,336	4,020
NON-CURRENT LIABILITIES
Long term lease liabilities	430	685
Other long-term liabilities		618
Total non-current liabilities	430	1,303
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, No par value; Authorized 2,500,000,000 shares; Issued and outstanding: 45,623,434 shares and 35,780,335 shares as of December 31, 2022 and December 31, 2021, respectively
Pre-funded warrants to ordinary shares, Issued and outstanding: zero Pre-funded warrants and 1,034,000 Pre-funded warrants as of December 31, 2022 and December 31, 2021, respectively
Additional paid-in capital	100,831	85,389
Accumulated deficit	(75,409)	(58,431)
Total shareholders’ equity	25,422	26,958
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 30,188	$ 32,281